Installment Loans	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Installment Loans
7. Installment Loans
The composition of installment loans by domicile and type of borrower at March 31, 2024 and 2025 is as follows:

	Millions of yen
	2024	2025
Borrowers in Japan:
Consumer—
Real estate loans	¥1,851,214	¥1,901,794
Card loans	72,353	67,874
Other	5,680	7,259

	1,929,247	1,976,927

Corporate—
Real estate companies	334,506	415,666
Non-recourse loans	145,286	301,477
Commercial, industrial and other companies	187,824	233,270

	667,616	950,413

Borrowers in overseas:
Consumer—
Real estate loans	96,247	55,022
Other	47,415	39,172

	143,662	94,194

Corporate—
Real estate companies	190,630	228,793
Non-recourse loans	50,263	86,724
Commercial, industrial and other companies	705,494	591,103

	946,387	906,620

Equity method investees	251,929	131,476

Purchased loans*	19,973	21,389

	¥3,958,814	¥4,081,019

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2025, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2026	¥662,965
2027	417,293
2028	334,136
2029	236,224
2030	276,454
Thereafter	2,132,558

Total	¥4,059,630

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥194,240 million, ¥205,734 million and ¥188,294 million for fiscal 2023, 2024 and 2025, respectively.
Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period. Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2024 and 2025 were ¥137,179 million and ¥111,527 million, respectively. There were ¥129,959 million and ¥97,694 million of loans held for sale as of March 31, 2024 and 2025, respectively, measured at fair value by electing the fair value option.
Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance
by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥19,973 million and ¥21,389 million as of March 31, 2024 and 2025, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2024 and 2025 were ¥12,271 million and ¥5,264 million, respectively.